Intangible Assets - Summary of Intangible Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 22,766.7		$ 25,999.2
Ending balance	26,282.5	$ 801.5	22,766.7	$ 25,999.2
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	93,682.2		91,928.5	84,061.4
Additions	12,522.2		6,029.8	7,535.1
Disposals or retirements	(5,478.4)		(4,289.2)	(96.3)
Effect of exchange rate changes	323.9		13.1	428.3
Ending balance	101,049.9		93,682.2	91,928.5
Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	70,915.5		65,929.3	57,239.7
Additions	9,186.1		9,258.2	8,756.1
Disposals or retirements	(5,369.8)		(4,289.1)	(77.7)
Effect of exchange rate changes	35.6		17.1	11.2
Ending balance	74,767.4		70,915.5	65,929.3
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,796.4		5,791.8
Ending balance	6,070.9		5,796.4	5,791.8
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,796.4		5,791.8	5,379.2
Effect of exchange rate changes	274.5		4.6	412.6
Ending balance	6,070.9		5,796.4	5,791.8
Technology license fees [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,731.3		8,062.6
Ending balance	5,379.7		5,731.3	8,062.6
Technology license fees [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	26,221.4		25,759.0	23,534.0
Additions	2,378.4		461.1	2,253.0
Disposals or retirements	(32.5)		0.0	(30.0)
Effect of exchange rate changes	(0.8)		1.3	2.0
Ending balance	28,566.5		26,221.4	25,759.0
Technology license fees [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,490.1		17,696.4	14,912.4
Additions	2,730.0		2,792.4	2,793.5
Disposals or retirements	(32.5)		0.0	(11.4)
Effect of exchange rate changes	(0.8)		1.3	1.9
Ending balance	23,186.8		20,490.1	17,696.4
Software and system design costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	9,470.3		9,837.4
Ending balance	13,178.4		9,470.3	9,837.4
Software and system design costs [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	49,317.0		48,675.8	43,651.0
Additions	9,166.4		4,947.4	5,079.0
Disposals or retirements	(5,235.3)		(4,289.2)	(66.3)
Effect of exchange rate changes	31.0		(17.0)	12.1
Ending balance	53,279.1		49,317.0	48,675.8
Software and system design costs [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	39,846.7		38,838.4	34,121.6
Additions	5,470.2		5,308.1	4,774.5
Disposals or retirements	(5,235.3)		(4,289.1)	(66.3)
Effect of exchange rate changes	19.1		(10.7)	8.6
Ending balance	40,100.7		39,846.7	38,838.4
Patent and others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,768.7		2,307.4
Ending balance	1,653.5		1,768.7	2,307.4
Patent and others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	12,347.4		11,701.9	11,497.2
Additions	977.4		621.3	203.1
Disposals or retirements	(210.6)
Effect of exchange rate changes	19.2		24.2	1.6
Ending balance	13,133.4		12,347.4	11,701.9
Patent and others [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	10,578.7		9,394.5	8,205.7
Additions	985.9		1,157.7	1,188.1
Disposals or retirements	(102.0)
Effect of exchange rate changes	17.3		26.5	0.7
Ending balance	$ 11,479.9		$ 10,578.7	$ 9,394.5